Equity - Summary of Share Capital (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares
Disclosure of classes of share capital [abstract]
Numbers of shares authorized (in thousands)	5,000,000	5,000,000	10,000,000
Numbers of shares reserved (in thousands) Employee share options	400,000	400,000	800,000
Number of shares issued and fully paid (in thousands)	4,321,714	4,321,714	8,738,079
Share capital authorized	$ 1,633,453	$ 50,000,000	$ 100,000,000
Share capital reserved Employee share options	130,676	4,000,000	8,000,000
Share capital issued and fully paid	$ 1,411,864	$ 43,217,144	$ 87,380,787